Post-employment and Other Employee-related Liabilities (Narrative Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	$ 146.2	$ 168.6
Defined Contribution Plan, Cost Recognized	3.4	3.9
Deferred Compensation Arrangement with Individual, Recorded Liability	15.9	18.0
United States Pension Plan of US Entity [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Assets for Plan Benefits, Noncurrent	$ 7.0	$ 10.0
Expected return on plan assets	5.10%	8.50%
Defined Benefit Plan, Actual Return on Plan Assets as a Percentage	(0.90%)	4.60%
Defined Benefit Plan, Accumulated Benefit Obligation	$ 154.0
Defined Benefit Plan, Fair Value of Plan Assets	147.0
Foreign Pension Plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Assets for Plan Benefits, Noncurrent	$ 46.8	$ 46.4
Pension Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Expected return on plan assets	5.05%	8.39%	8.38%
Defined Benefit Plan, Fair Value of Plan Assets	$ 151.0	$ 173.1	$ 181.2
Defined Benefit Plans, Estimated Future Employer Contributions in Next Fiscal Year	1.0
Health Care and Other Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0.0	0.0	$ 0.0
Defined Benefit Plans, Estimated Future Employer Contributions in Next Fiscal Year	1.4
Cash
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Cash	$ 4.7	3.6
Nontrade Receivables, Current		$ 0.9